Property and equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Property and equipment, net
Total	¥ 66,411	¥ 65,845
Accumulated depreciation	(52,597)	(46,534)
Impairment	(1,197)	(1,197)
Property and equipment, net	12,617	18,114		$ 1,980
Impairment loss	0	0	¥ 1,197
Depreciation expenses	7,493	14,425	¥ 21,652
Office furniture and equipment
Property and equipment, net
Total	1,984	1,855
Computer equipment
Property and equipment, net
Total	9,243	8,933
Servers and network equipment
Property and equipment, net
Total	31,977	31,967
Leasehold improvements
Property and equipment, net
Total	10,010	9,880
Vehicles
Property and equipment, net
Total	685	698
Building
Property and equipment, net
Total	¥ 12,512	¥ 12,512